Share-based Payments - Number of RSUs, PSUs and DSUs Outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	970	546
Granted (in shares)	410	807
Exercised (in shares)	(361)	(245)
Forfeited (in shares)	(163)	(138)
Units outstanding, end of year (in shares)	864	970
Number of other equity instruments reinvested in share-based payment arrangement	8
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	1,376	1,366
Granted (in shares)	678	573
Exercised (in shares)	(316)	(248)
Forfeited (in shares)	(71)	(315)
Units outstanding, end of year (in shares)	1,683	1,376
Number of other equity instruments reinvested in share-based payment arrangement	16
Deferred Share Units (DFU), Restricted Share Units and Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments reinvested in share-based payment arrangement	8
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	595	437
Granted (in shares)	225	214
Exercised (in shares)	0	(56)
Forfeited (in shares)	0	0
Units outstanding, end of year (in shares)	828	595